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                                                                SUPPLEMENT DATED
                                                               NOVEMBER 16, 1998


                                  SUPPLEMENT TO

                          PROSPECTUS DATED MAY 1, 1998
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

                                       FOR

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                  MONYCORPORATE
            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                             MONY SERIES FUND, INC.
                          ENTERPRISE ACCUMULATION TRUST




      THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND, TO THE EXTENT INCONSISTENT, IT SUPERSEDES SUCH INFORMATION. YOU SHOULD ATTACH THIS SUPPLEMENT TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION AND RETAIN IT WITH THESE DOCUMENTS FOR FUTURE REFERENCE.


      On November 16, 1998, The Mutual Life Insurance Company of New York, a mutual life insurance company organized under the laws of the State of New York in 1842, converted through demutualization to a stock life insurance company and at that time changed its name to MONY Life Insurance Company ("MONY"). In addition, MONY became a wholly-owned subsidiary of The MONY Group Inc. at that time. This conversion will not have any material effect on MONY Life Insurance Company of America, issuer of the MONYCorporate flexible premium variable universal life insurance policy, MONY America Variable Account L, or the Policies.

      On and after November 16, 1998, references in the Prospectus and Statement of Additional Information to "The Mutual Life Insurance Company of New York" and "Mutual of New York" shall be deemed to refer to MONY Life Insurance Company and MONY, respectively.


Form  No. 14352 SL (11/98)                                             333-06071
                                                                         2-95501
                                                                        33-21534